Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries (Tables)

	On December 31, 2021
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

PagSeguro Brazil	23,863,783	15,250,100	8,613,683	1,136,230	99.99	Direct
BS Holding	545,693	7,019	538,674	84,032	99.99	Direct
Pagseg	648,175	5,870	642,305	(51,550)	99.99	Direct
PSHC	36	—	36	—	99.99	Direct
Pagbank	180,053	9,385	170,668	(3,621)	99.99	Indirect
Net+Phone	375,347	103,424	271,923	(35,806)	99.99	Indirect
Boa Compra	456,934	243,905	213,029	14,271	99.99	Indirect
BCPS	2,022	(52)	2,074	258	99.99	Indirect
Biva SEC	1,446,640	1,439,545	7,095	6,728	99.99	Indirect
Biva Serviços	42,901	5,653	37,248	5,965	99.99	Indirect
Biva Corban	21,200	5,446	15,754	12,912	99.99	Indirect
FIDC	4,770,455	816,980	3,953,475	2,294,655	100.00	Indirect
TILIX	13,972	1,573	12,399	5,017	99.99	Indirect
BancoSeguro	10,320,430	9,807,767	512,663	73,489	100.00	Indirect
Yamí	2,087	861	1,226	267	99.99	Indirect
Registra Seguro	5,000	9	4,991	(9)	99.99	Indirect
CDS	10,057	5,583	4,474	(3,157)	99.99	Indirect
Zygo	2,013	4,278	(2,265)	(9,597)	99.99	Indirect
Moip	787,659	596,429	191,230	10,070	100.00	Indirect
Concil	2,390	3,080	(690)	(2,832)	100.00	Indirect
Pagseguro Chile	7	—	7	—	100.00	Indirect
Pagseguro Colombia	28	—	28	—	100.00	Indirect
PSGP México	1	—	1	—	100.00	Indirect
Pagseguro Peru	13	—	13	—	100.00	Indirect

	On December 31, 2020
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

Pagseguro Brazil	20,089,735	11,716,120	8,373,615	1,238,345	99.99	Direct
BS Holding	488,173	—	488,173	54,658	99.99	Direct
Pagseg Participações	2	—	2	—	99.99	Direct
Pagbank Participações	15,001	15,000	1	—	99.99	Indirect
Net+Phone	340,829	33,100	307,729	(82,694)	99.99	Indirect
Boa Compra	431,624	268,731	162,893	29,751	99.99	Indirect
BCPS	2,410	476	1,934	(205)	99.50	Indirect
R2TECH	12,511	1,639	10,872	8,864	99.99	Indirect
BSEC	488,988	488,616	372	431	99.99	Indirect
BIVACO	18,532	660	17,872	(193)	99.99	Indirect
FIDC	3,422,207	327,070	3,095,137	1,903,304	100.00	Indirect
TILIX	8,361	979	7,382	(6,240)	99.99	Indirect
BancoSeguro	5,364,406	4,891,653	472,753	56,120	100.00	Indirect
Yamí	1,453	489	964	834	99.99	Indirect
Registra Seguro	5,000	—	5,000	(50)	99.99	Indirect
CDS	4,724	1,073	3,651	(1,430)	99.99	Indirect
Zygo	2,310	2,078	232	(1,652)	99.99	Indirect
Moip	741,689	560,536	181,153	9,207	100.00	Indirect